PREPAID EXPENSES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES
Incremental costs (costumers contracts)	R$ 766,730	R$ 480,909
Advertising and publicity	215,508	275,083
Rental	43,465	61,559
Software and networks maintenance	145,568	80,151
Financial charges	18,251	22,175
Personal	71,038
Insurance	14,772	15,503
Satellites and links	148,113	102,851
Other	25,248	16,046
Total	1,448,693	1,054,277
Current	1,006,425	859,766
Non-current	R$ 442,268	R$ 194,511